UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number: 811-09367
                             JNL VARIABLE FUND V LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003


Item 1. Report to Shareholders.

                     JNL VARIABLE FUND LLC
[GRAPHIC OMITTED]    JNL/CURIAN THE DOWSM 10 FUND (V)
CURIAN CAPITAL       (FORMERLY JNL/FIRST TRUST THE DOW TARGET 10 FUND)*
                     CURIAN CAPITAL LLC
                     TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/Curian The Dow 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Here are some other factors that helped push stocks higher in 2003: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits. The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%.

From a psychological standpoint, the DJIA managed to crack the 10,000 barrier on December 11. The last time the index was above 10,000 was May 24, 2002.

Two companies that dragged down the performance of the Portfolio in 2003 were Eastman Kodak and AT&T Corp. Kodak's stock price came under pressure when the company announced it was shifting from the traditional film business to the digital marketplace and when it announced that it was reducing its dividend by 70%, the first cut since it started paying a dividend in 1902. AT&T's stock was down due to weakness in its traditional long distance business. The firm cited pricing pressures caused by an increase in competition from local telephone companies entering the long distance market for why revenues were declining. Another reason why the Portfolio lagged the index was the strong performance posted by Intel (+106%) and Home Depot (+49%) in 2003. These two companies were added to the DJIA in November 1999 to potentially boost the index's return, which was accomplished in 2003.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 13% in 2004. In 2003, earnings rose an estimated 0%, or flat.

The Fund lagged the DJIA in 2003. The top performers were the following:
Caterpillar (+86.1%), J.P. Morgan Chase (+60.3), General Motors (+52.9%), Honeywell Int'l (+43.3%), Altria Group (+42.7%), General Electric (+30.7%) and Du Pont (E.I.) (+12.0%). The following stocks declined: Eastman Kodak (-23.8%) and AT&T Corp.
(-18.8%).

As of December 31, value investing was outpacing growth investing in 2003, as measured by Standard & Poors. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index was up 25.7%.

JNL/CURIAN THE DOW 10 FUND (V)

        [GRAPH OMITTED]

Date           JNL/Curian The Dow 10 Fund (V)    Dow Jones Industrial Average
01/01/2000             10,000.00                         10,000.00
01/03/2000             10,000.00                         10,000.00
01/31/2000              9,780.00                          9,637.54
02/29/2000              8,960.00                          8,938.60
03/31/2000              9,600.00                          9,651.92
04/30/2000              9,680.00                          9,491.35
05/31/2000              9,610.00                          9,323.75
06/30/2000              8,820.00                          9,268.46
07/31/2000              9,080.00                          9,339.95
08/31/2000              9,960.00                          9,977.80
09/30/2000              9,300.00                          9,487.60
10/31/2000              9,880.00                          9,778.64
11/30/2000              9,480.00                          9,305.11
12/31/2000             10,660.00                          9,645.54
01/31/2001             10,460.00                          9,744.30
02/28/2001             10,490.00                          9,414.80
03/31/2001             10,010.00                          8,869.78
04/30/2001             10,680.00                          9,647.00
05/31/2001             11,080.00                          9,829.99
06/30/2001             10,960.00                          9,466.55
07/31/2001             11,020.00                          9,495.60
08/31/2001             10,610.00                          9,002.70
09/30/2001              9,780.00                          8,012.36
10/31/2001              9,470.00                          8,228.13
11/30/2001             10,170.00                          8,956.91
12/31/2001             10,320.00                          9,120.87
01/31/2002             10,360.00                          9,038.35
02/28/2002             10,770.00                          9,228.69
03/31/2002             11,120.00                          9,509.22
04/30/2002             10,810.00                          9,099.61
05/31/2002             11,110.00                          9,106.27
06/30/2002             10,150.00                          8,490.27
07/31/2002              9,410.00                          8,035.02
08/31/2002              9,380.00                          7,987.39
09/30/2002              7,970.00                          7,008.91
10/31/2002              8,770.00                          7,768.95
11/30/2002              9,710.00                          8,254.15
12/31/2002              9,290.00                          7,751.43
01/31/2003              8,490.00                          7,493.50
02/28/2003              8,290.00                          7,363.92
03/31/2003              8,110.00                          7,469.29
04/30/2003              8,960.00                          7,936.41
05/31/2003              9,580.00                          8,310.85
06/30/2003              9,760.00                          8,449.62
07/31/2003             10,080.00                          8,696.36
08/31/2003             10,380.00                          8,889.21
09/30/2003              9,980.00                          8,768.91
10/31/2003             10,470.00                          9,284.01
11/30/2003             10,650.00                          9,291.46
12/31/2003             11,680.00                          9,943.96

AVERAGE ANNUAL TOTAL RETURN

1 year                  25.73%
Since inception          3.96%
(Inception date July 2, 1999)

*PRIOR TO 12/15/2003, THE FUND WAS MANAGED BY FIRST TRUST ADVISORS L.P.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUNDS
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
December 31, 2003

                                                                             Shares     Value
---------------------------------------------------------------------------------------------

JNL/CURIAN THE DOW(SM) 10 FUND (V)

COMMON STOCKS - 99.2%
---------------------
AUTO MANUFACTURERS - 11.5%
   General Motors Corp.                                                         11   $    582

CHEMICALS - 8.7%
   E.I. Du Pont de Nemours and Co.                                              10        437

DIVERSIFIED FINANCIAL SERVICES - 12.2%
   JPMorgan Chase & Co.                                                         17        616

MACHINERY - 14.6%
   Caterpillar Inc.                                                              9        735

MANUFACTURING - 27.8%
   Eastman Kodak Co.                                                            11        291
   General Electric Co.                                                         16        509
   Honeywell International Inc.                                                 18        599
                                                                                     --------
                                                                                        1,399
TELECOMMUNICATIONS - 13.9%
   AT&T Corp.                                                                   15        314
   SBC Communications Inc.                                                      15        385
                                                                                     --------
                                                                                          699
TOBACCO - 10.5%
   Altria Group Inc.                                                            10        530
                                                                                     --------

   Total Common Stocks (cost $4,425)                                                    4,998
                                                                                     --------

Short Term Investments - 0.6%

Money Market Funds - 0.6%
   Reich & Tang Institutional Money Market
   Portfolio - Class B, 0.957% (a)                                              32        32
                                                                                     --------
   Total Short Term Investments (cost $32)                                                32
                                                                                     --------

TOTAL INVESTMENTS - 99.8% (cost $4,457)                                                 5,030
---------------------------------------                                              --------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                    9
----------------------------------------                                             --------

TOTAL NET ASSETS - 100%                                                              $  5,039
-----------------------                                                              ========

JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE
PER SHARE)
December 31, 2003
                                                               JNL VARIABLE
                                                                FUND V LLC
                                                 -------------------------------

                                                                JNL/Curian
                                                                The Dow 10
ASSETS                                                             Fund
                                                 -------------------------------

Investments in securities, at cost                              $ 4,457
                                                 ===============================
Investments in securities, at value (A)                         $ 5,030
Cash                                                                  -
Foreign currency                                                      -
Receivables:
   Dividends and interest                                            13
   Foreign taxes recoverable                                          -
   Forward currency contracts                                         -
   Fund shares sold                                                   -
   Investment securities sold                                         -
Collateral for securities loaned                                      -
                                                 -------------------------------
TOTAL ASSETS                                                      5,043
                                                 -------------------------------

LIABILITIES
Cash overdraft                                                        -
Payables:
   Administrative fees                                                1
   Advisory fees                                                      2
   Forward currency contracts                                         -
   Fund shares redeemed                                               1
   Investment securities purchased                                    -
   12B-1 service fees (Class A)                                       -
Return of collateral for securities loaned                            -
                                                 -------------------------------
TOTAL LIABILITIES                                                     4
                                                 -------------------------------
NET ASSETS                                                      $ 5,039
                                                 ===============================

NET ASSETS CONSIST OF:
Paid-in capital                                                 $ 4,494
Undistributed (accumulated) net
   investment income (loss)                                         452
Accumulated net realized gain (loss)                               (480)
Net unrealized appreciation
   (depreciation) 573
                                                 -------------------------------
                                                                $ 5,039
                                                 ===============================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                                      432
                                                 ===============================
NET ASSET VALUE PER SHARE                                       $ 11.68
---------------------------------                ===============================

(A) Including securities on loan of:                            $     -

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2003

                                             JNL VARIABLE
                                               FUND V LLC
                                             ---------------

                                              JNL/CURIAN
                                              THE DOW 10
                                                  FUND
                                             ---------------
INVESTMENT INCOME
   Dividends                                   $        173
   Interest                                               -
   Foreign taxes withheld                                 -
   Securities lending                                     1
                                             ---------------
TOTAL INVESTMENT INCOME                                 174
                                             ---------------

EXPENSES
   Administrative fees                                    7
   Advisory fees                                         28
   Managers fees                                          1
   Legal fees                                             -
   12B-1 service fess (Class A)                           -
                                             ---------------
TOTAL EXPENSES                                           36
                                             ---------------
NET INVESTMENT INCOME (LOSS)                            138
                                             ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                         (609)
   Foreign currency related items                         -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        1,451
   Foreign currency related items                         -
                                             ---------------
NET REALIZED AND UNREALIZED
   GAIN                                                 842
                                             ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                             $        980
                                             ===============

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
For the Year Ended December 31, 2003

                                                JNL VARIABLE
                                                  FUND V LLC
                                               ---------------

                                                 JNL/CURIAN
                                                 THE DOW 10
OPERATIONS                                          FUND
                                               ---------------
   Net investment income (loss)                  $        138
   Net realized gain (loss) on:
      Investments                                        (609)
      Foreign currency related items                        -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                       1,451
      Foreign currency related items                        -
                                               ---------------
NET INCREASE IN NET ASSETS
   from operations                                        980
                                               ---------------

Share transactions(1)
   Proceeds from the sale of shares                     1,017
   Cost of shares redeemed                             (2,027)
                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   from share transactions                             (1,010)
                                               ---------------

NET INCREASE (DECREASE) IN NET ASSETS                     (30)

NET ASSETS BEGINNING OF PERIOD                          5,069
                                               ---------------

NET ASSETS END OF PERIOD                         $      5,039
                                               ===============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                      $        452
                                               ===============

(1)Share transactions
Shares sold                                               107
Shares redeemed                                          (221)
                                               ---------------
Net increase (decrease)                                  (114)
                                               ===============

PURCHASES AND SALES OF INVESTMENT securities (excluding short-term securities):

Purchases of securities                          $      2,612
Proceeds from sales of securities                       3,517

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
For the Year Ended December 31, 2002

                                               JNL VARIABLE
                                                FUND V LLC
                                            ------------------

                                                JNL/CURIAN
                                                 THE DOW
OPERATIONS                                       10 FUND
                                            ------------------
   Net investment income (loss)                $          140
   Net realized gain (loss) on:
      Investments                                           1
      Foreign currency related items                        -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                        (779)
      Foreign currency related items                        -
                                            ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   from operations                                       (638)
                                            ------------------

Share transactions(1)
   Proceeds from the sale of shares                     2,893
   Cost of shares redeemed                             (1,820)
                                            ------------------
NET INCREASE IN NET ASSETS
   from share transactions                              1,073
                                            ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     435

NET ASSETS BEGINNING OF PERIOD                          4,634
                                            ------------------

NET ASSETS END OF PERIOD                       $        5,069
                                            ==================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                    $          314
                                            ==================

(1)Share transactions
Shares sold                                               285
Shares redeemed                                          (188)
                                            ------------------
Net increase                                               97
                                            ==================

PURCHASES AND SALES OF INVESTMENT securities (excluding short-term securities):

Purchases of securities                        $        3,245
Proceeds from sales of securities                       2,041
------------------------------------------

(A) Period from July 22, 2002 (commencement of operations).

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                      Increase (Decrease) From
                                       Investment Operations
                      Net Asset  -----------------------------------------------
                        Value           Net         Net Realized     Total from
      Period          Beginning      Investment     & Unrealized     Investment
      Ended           of Period    Income (Loss)   Gains (Losses)    Operations
--------------------------------------------------------------------------------
JNL/CURIAN THE DOW 10 FUND (V)

     12/31/03           $    9.29     $    0.15       $    2.24        $  2.39
     12/31/02               10.32         (0.07)          (0.96)         (1.03)
     12/31/01               10.66          0.19           (0.53)         (0.34)
01/02(A)-12/31/00           10.00          0.20            0.46           0.66

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(A) Commencement of operations.



                                                                 Supplemental Data                           Ratio of Net
                                            -------------------------------------------------   Ratio of      Investment
                             Net Asset                        Net Assets,                      Expenses to   Income (Loss)
                            Value, End          Total        End of Period      Portfolio      Average Net     to Average
                             of Period        Return (b)     (in thousands)     Turnover        Assets (c)   Net Assets (c)
-----------------------------------------------------------------------------------------------------------------------------
JNL/CURIAN THE DOW 10 FUND (V)

     12/31/03                $11.68            25.73%           $  5,039            58.1%         0.81%          3.16%
     12/31/02                   9.2            (9.98)              5,069            41.0          0.83           2.79
     12/31/01                 10.32            (3.19)              4,634            75.5          0.85           2.36
01/02(A)-12/31/00             10.66             6.60               4,071            94.3          0.85           2.72

-----------------------------------------------------------------------------------------------------------------------------

(b) Total Return is not anualized for peris less than one yar and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(b) Annualized for periods less than one year.

                     See Notes to the Financial Statements.

                               JNL VARIABLE FUND V
                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION

The JNL Variable Fund V LLC (the "JNL Variable Fund V") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund V is registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund V consists of the JNL/Curian The Dow 10 Fund (V), which is subadvised Curian CapitalSM LLC.

Effective December 15, 2003, the JNL Variable Fund V is managed by Curian Capital LLC. Prior to December 15, 2003, the JNL Variable Fund V was managed by First Trust Advisers L.P.

Effective December 15, 2003, the JNL Variable Fund V adopted a Multiple Class Plan which authorizes the Fund to issue from time to time one or more classes of shares. The Multiple Class Plan currently designates two classes of shares:
Class A which is subject to the Advisory Fee, the Administration Fee, the 12b-1 Fee and the Brokerage Enhancement Plan fee; and Class B which is subject to the Advisory Fee, the Administration Fee and the Brokerage Enhancement Plan fee. For the year ended December 31, 2003, only Class A shares were offered.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for the Fund. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National and its separate accounts to fund the benefits of variable annuity policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Fund V has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund V LLC is a limited liability company with all of its interest owned by a single interest: Jackson National Separate Account V. Accordingly, the JNL Variable Fund V is not considered a separate entity for income tax purposes, and therefore, is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Fund V is not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The JNL Variable Fund V has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. The JNL Variable Fund V paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets. A portion of the investment advisory fee is paid to Curian Capital LLC as compensation for their services. Effective December 15, 2003, the Fund was obligated to pay 0.43% of average daily net assets to JNAM which have been revised to reflect the 0.20% reduction in the advisory fee in conjunction with the Fund's adoption of the 12b-1 Service Fee (described below). Prior to December 15, 2003, the advisory fee was 0.45% on all assets.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, the JNL Variable Fund V paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of the Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

12B-1 SERVICE FEE - Effective December 15, 2003, the JNL Variable Fund V has adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Fund, with responsibility for promoting sales of its shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Managers of JNL Variable Fund V LLC

We have audited the accompanying statements of assets and liabilities of the Fund within the JNL Variable Fund V LLC (the "Fund"), including the schedules of investments, as listed in Note 1 of the financial statements as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund within the JNL Variable Fund V LLC as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, IL
February 20, 2004

                     MANAGERS OF THE JNL VARIABLE FUND V LLC

---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                 CURRENT                                                         THE FUND          OTHER
                              POSITION WITH                                                      COMPLEX       DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &        THE JNL         LENGTH OF       PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY THE
          ADDRESS             VARIABLE FUND     TIME SERVED          THE PAST 5 YEARS            MANAGER          MANAGER
------------------------------------------------------------------------------------------------------------------------------
Interested Managers
------------------------------------------------------------------------------------------------------------------------------
Andrew B. Hopping* (45)      Manager; Chair    10/98 to        Executive Vice President,     85                None
1 Corporate Way              of Board of       present         Chief Financial Officer and
Lansing, MI 48951            Managers                          Treasurer of Jackson
                                                               National Life
                                                               Insurance
                                                               Company; Trustee
                                                               or Manager, and
                                                               Chairman, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Robert A. Fritts* (55)       Manager,          2/99 to         Senior Vice President (8/03   85                None
1 Corporate Way              President and     present         to present) and Controller
Lansing, MI 48951            Chief Executive                   of Jackson National Life
                             Officer                           Insurance Company; Vice
                                                               President of Jackson
                                                               National Life Insurance
                                                               Company and Trustee or
                                                               Manager, and (since 12/02)
                                                               President and Chief
                                                               Executive Officer, of each
                                                               other investment company in
                                                               the Fund Complex.
------------------------------------------------------------------------------------------------------------------------------
Disinterested Managers
------------------------------------------------------------------------------------------------------------------------------
Peter McPherson (63)         Manager           2/02 to 5/03    President, Michigan State     20                Director of Dow
1 Corporate Way                                                University                                      Jones & Company
Lansing, MI 48951
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Dominic D'Annunzio (65)      Manager           6/03 to         Acting Commissioner of        85                None
1 Corporate Way                                present; 4/00   Insurance for the State of
Lansing, MI 48951                              to 2/02         Michigan (1/90 to 5/90)
                                                               (8/97 to 5/98)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Michael Bouchard (47)        Manager           4/00 to present Sheriff, Oakland County,      85                None
1 Corporate Way                                                Michigan, Senator - State
Lansing, MI 48951                                              of Michigan (1991-1999)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Michelle Engler (45)         Manager           4/00 to present Attorney (1983 to present);   85                Director of
1 Corporate Way                                                First Lady of the State of                      Federal Home
Lansing, MI 48951                                              Michigan (1990 - 2002);                         Loan Mortgage
                                                               Michigan Community Service                      Corporation
                                                               Commission Chair (1991 -
                                                               2000)
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Joseph Frauenheim (69)       Manager           12/03 to        Consultant (Banking)          85                None
1 Corporate Way                                present
Lansing, Michigan
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------
Richard D. McLellan (61)     Manager           12/03 to        Member, Dykema Gossett PLLC   85                None
1 Corporate Way                                present         (law firm)
Lansing, Michigan
---------------------------- ----------------- --------------- ----------------------------- ----------------- ---------------

* Messrs. Hopping and Fritts are "interested persons" of the JNL Variable Fund V due to their positions with Jackson National Life Insurance Company, which is the parent company of the Adviser.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

                     MANAGERS OF THE JNL VARIABLE FUND V LLC

Managers and officers that are interested persons of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such.

                                                               PENSION OR
                                         AGGREGATE             RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM      BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE      AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
             MANAGER                       FUNDS               EXPENSES           RETIREMENT            FUNDS
             -------                       -----               --------           ----------            -----

Michael Bouchard                          $27,500                  0                  0               $27,500
Michelle Engler                           $27,500                  0                  0               $27,500
Peter McPherson                            $5,000                  0                  0                $5,000
Dominic D'Annunzio                        $12,500                  0                  0               $12,500
Joseph Frauenheim                          $8,750                  0                  0                $8,750
Richard D. McLellan                        $7,500                  0                  0                $7,500


                             JNL VARIABLE FUND V LLC

A Special Meeting of Interest Holders of the JNL Variable Fund V LLC was held on December 1, 2003.

The meeting involved the election of directors. The following lists the name of each director elected at the meeting and the names of all other directors now in office:

                  Elected: Joseph Frauenheim
                           Richard McLellan

                  Current: Dominic D'Annunzio
                           Michelle Engler
                           Michael Bouchard
                           Andrew B. Hopping
                           Robert A. Fritts

The following proposals were voted upon at the meeting:

         1. To vote on the election of two additional Managers of the Board of Managers of each Company.

                          VARIABLE FUND V LLC                     AFFIRMATIVE                 WITHHOLD

                Joseph Frauenheim                                 378,731.566                59,040.851
                Richard D. McLellan                               378,731.566                59,040.851




         2. To approve or disapprove a Rule 12b-1 Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of each Company.


         VARIABLE FUND V LLC                                 AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund             336,413.395          52,763.537          48,595.485

         3.   To approve or disapprove a change in sub-adviser and a proposed
              Investment Sub-Advisory Agreement between Jackson National Asset
              Management, LLC and Curian Capital LLC, under which Curian Capital
              LLC would serve as sub-adviser for each Fund of each Company.

         VARIABLE FUND V LLC                                 AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund             362,952.443          25,423.017          49,396.957



         4. To approve or disapprove an arrangement and an amendment to the investment advisory and management agreement that would permit Jackson National Asset Management LLC, the Companies' investment adviser, with Board approval, to enter into or amend any sub-advisory agreement with an unaffiliated sub-adviser without interest holder approval.

         VARIABLE FUND V LLC                                 AFFIRMATIVE            AGAINST             ABSTAIN

         First Trust/JNL The DowSM Target 10 Fund             349,224.524          45,649.368          42,898.525



                                   SUPPLEMENT
                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                              JNL VARIABLE FUND LLC
                            JNL VARIABLE FUND III LLC
                             JNL VARIABLE FUND V LLC
                            JNLNY VARIABLE FUND I LLC

On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------
             Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND III LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 10 Fund
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND V LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 10 Fund
-------------------------------------------------- -----------------------------
-------------------------------------------------- -----------------------------
JNL VARIABLE FUND LLC                              JNL VARIABLE FUND LLC

   JNL/Curian The Dow 10 Fund                         JNL/Curian The Dow 5 Fund
-------------------------------------------------- -----------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian The DowSM 5 Fund
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

JNL VARIABLE FUND III LLC
         JNL/Curian The DowSM 10 Fund

JNL VARIABLE FUND V LLC
         JNL/Curian The DowSM 10 Fund

JNLNY VARIABLE FUND I LLC
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 5 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.

The fees are as follows:

                                                                MANAGEMENT      ESTIMATED
                                                                    AND        DISTRIBUTION     12B-1                    TOTAL FUND
                                                              ADMINISTRATIVE     (12B-1)       SERVICE      OTHER          ANNUAL
                                                                   FEE*           FEES**        FEE*       EXPENSES       EXPENSES
------------------------------------------------------------- ---------------- ------------- ------------ ------------ -------------
JNL/Mellon Capital Management The DowSM 5 Fund                     0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund (V)                0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management The DowSM 10 Fund                    0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management The S&P(R)10 Fund                    0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Global 15 Fund                       0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management 25 Fund                              0.47%            0%          0.20%           0.01%        0.68%
JNL/Mellon Capital Management Select Small-Cap Fund                0.46%            0%          0.20%           0.01%        0.67%
JNL/Mellon Capital Management Communications Sector Fund           0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund          0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund                   0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund                0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
Sector Fund                                                        0.52%            0%          0.20%           0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The DowSM 10 Fund (NY)               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management The S&P(R)10 Fund (NY)               0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Global 15 Fund (NY)                  0.57%            0%          0.20%           0.01%        0.78%
JNL/Mellon Capital Management 25 Fund (NY)                         0.52%            0%          0.20%           0.01%        0.73%
JNL/Mellon Capital Management Select Small-Cap Fund (NY)           0.52%            0%          0.20%           0.01%        0.73%
------------------------------------------------------------- ---------------- ------------- ------------ ------------ -------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2003, and December 31, 2002, as follows:

                                      2003

Company                 Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund V      $4,605                $0                 $0                $0              $4,605

                                      2002

Company Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund V      $3,500                $0                 $0                $0              $3,500

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $26,523 for 2003 and $25,750 for 2002 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2002 and December 31, 2003, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2003 and 2002, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial offer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

b. A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of March, 2004.

JNL Variable Fund V, LLC
(Registrant)

      /s/ Robert A. Fritts
By_________________________________________
  Robert A. Fritts, Chief Executive Officer



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts
_____________________________     Chief Executive Officer    March 8, 2004
Robert A. Fritts


/s/ Andrew B. Hopping             Chief Financial Officer    March 8, 2004
_____________________________
Mark D. Nerud